Rainier Investment Management Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

August 2, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Rainier Investment Management Mutual Funds (the “Company”)
File Nos.: 33-73792 and 811-08270

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 29, 2016, and filed electronically as Post-Effective Amendment No. 58 to the Company’s Registration Statement on Form N-1A.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
for U.S. Bancorp Fund Services, LLC